UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09297

        Nuveen Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund (NAD)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Municipal Bonds
	Alabama – 0.3% (0.2% of Total Investments)
$ 1,500	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 5.750%, 12/01/20	6/10 at 102.00	A–	$1,550,595

	Alaska – 0.1% (0.1% of Total Investments)
750	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.250%,	12/14 at 100.00	Aaa	770,955
	12/01/34 – FGIC Insured

	Arizona – 0.8% (0.5% of Total Investments)
5,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	AA–	4,604,300
	5.000%, 12/01/37

	California – 3.7% (2.4% of Total Investments)
1,535	Alameda Corridor Transporation Authority, California, Senior Lien Revenue Bonds, Series 1999A,	No Opt. Call	AAA	318,681
	0.000%, 10/01/37 – MBIA Insured
5,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	2,006,235
	Improvement Project, Series 1997C, 0.000%, 9/01/28 – FSA Insured
65	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/08 at 100.00	AAA	65,766
135	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 (Pre-refunded 4/01/08) -	4/08 at 101.00	Aaa	137,001
	AMBAC Insured
5,000	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A+	5,031,150
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
5,000	5.000%, 6/01/33	6/17 at 100.00	BBB	4,396,850
1,000	5.125%, 6/01/47	6/17 at 100.00	BBB	866,330
3,210	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AAA	3,684,438
	Revenue Bonds, Residual Trust 07-1034, 10.506%, 6/01/45 – AGC Insured (IF)
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	No Opt. Call	AAA	1,443,225
	Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – FSA Insured
17,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AAA	3,707,530
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured

41,945	Total California			21,657,206

	Colorado – 4.3% (2.8% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	AA	1,066,556
	2007, 5.000%, 12/01/37 – RAAI Insured
3,205	Denver City and County, Colorado, Airport Special Facilities Revenue Bonds, Rental Car	1/09 at 101.00	AAA	3,328,937
	Projects, Series 1999A, 6.000%, 1/01/12 – MBIA Insured (Alternative Minimum Tax)
2,950	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	Aaa	3,304,856
	Hotel, Series 2003A, 5.000%, 12/01/22 (Pre-refunded 12/01/13) – XLCA Insured
1,475	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	4/08 at 102.00	AAA	1,488,024
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)
8,515	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AAA	3,319,402
	9/01/25 – MBIA Insured
50,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 3/01/36 –	No Opt. Call	AAA	10,010,500
	MBIA Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	AAA	2,143,125
	MBIA Insured

79,770	Total Colorado			24,661,400

	Connecticut – 0.7% (0.5% of Total Investments)
4,335	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	11/17 at 100.00	Baa3	4,142,396
	2007A, 5.750%, 9/01/34

	Florida – 9.7% (6.4% of Total Investments)
1,630	Florida Housing Finance Agency, Housing Revenue Bonds, Mar Lago Village Apartments, Series	6/08 at 102.00	AAA	1,664,018
	1997F, 5.800%, 12/01/17 – AMBAC Insured (Alternative Minimum Tax)
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E,	6/15 at 101.00	AAA	14,700,750
	4.500%, 6/01/35
2,500	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A2	2,467,200
	Series 2007, 5.000%, 10/01/34
13,625	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/08 at 100.00	BB+	13,700,210
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
22,000	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	21,815,200
	South Florida, Series 2007, 5.000%, 8/15/37 (UB)
2,460	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	2,358,279
	South Florida, Trust 1025, 9.777%, 8/15/42 (IF)

57,215	Total Florida			56,705,657

	Georgia – 2.3% (1.5% of Total Investments)
5,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Aaa	5,190,450
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2000, 6.000%,	4/10 at 101.00	AA+ (4)	4,344,960
	4/01/25 (Pre-refunded 4/01/10)
880	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/09 at 101.00	AAA	907,650
	Northeast Georgia Health Services Inc., Series 1999, 5.500%, 5/15/29 – MBIA Insured
2,620	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/09 at 101.00	AAA	2,758,100
	Northeast Georgia Health Services Inc., Series 1999, 5.500%, 5/15/29 (Pre-refunded 5/15/09) –
	MBIA Insured

12,500	Total Georgia			13,201,160

	Idaho – 0.1% (0.1% of Total Investments)
150	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%,	7/09 at 101.00	Aa2	153,632
	1/01/21 (Alternative Minimum Tax)
190	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%,	1/10 at 100.00	Aa2	192,413
	7/01/22 (Alternative Minimum Tax)
290	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/10 at 100.00	Aaa	297,656
	7/01/20 (Alternative Minimum Tax)

630	Total Idaho			643,701

	Illinois – 28.3% (18.5% of Total Investments)
2,460	Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series 1999, 5.750%, 12/01/12	12/09 at 102.00	BBB+	2,588,929
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aaa	8,308,863
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
770	5.500%, 12/20/19 (Alternative Minimum Tax)	10/10 at 101.00	AAA	793,570
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/10 at 101.00	AAA	1,221,471
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/10 at 101.00	AAA	1,935,126
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series	No Opt. Call	Aaa	25,962,073
	1999, 5.500%, 1/01/23 – FGIC Insured
2,620	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 -	No Opt. Call	AAA	2,936,129
	AMBAC Insured
3,340	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	Aaa	3,337,495
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
190	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	208,884
	Series 2003B, 5.250%, 11/01/20 – FSA Insured
810	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	917,811
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured
500	Hoffman Estates Park District, Cook County, Illinois, General Obligation Bonds, Series 1999,	12/09 at 102.00	AAA	524,495
	5.375%, 12/01/29 – MBIA Insured
3,935	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Lake County	No Opt. Call	Aaa	3,064,027
	School District 116 – Round Lake, Series 1999, 0.000%, 1/01/15 – MBIA Insured
5,570	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	5,709,473
9,860	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project,	8/11 at 103.00	Aa1	10,555,426
	Series 1985A, 5.500%, 8/01/20
5,400	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/08 at 100.50	AAA	5,459,346
	1997A, 5.000%, 7/01/24 – MBIA Insured
5,490	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	2/08 at 101.00	A	5,550,665
	1996B, 5.500%, 2/15/16
1,500	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.800%, 1/01/36 –	1/15 at 100.00	Aaa	1,467,210
	FGIC Insured
11,345	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 60.14	Aaa	4,865,076
	Obligation Bonds, Series 2005B, 0.000%, 1/01/25 – FSA Insured
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	3,092,130
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
22,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/09 at 101.00	AAA	23,476,725
	Project, Series 1999A, 5.500%, 12/15/24 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
9,750	0.000%, 12/15/22 – MBIA Insured	No Opt. Call	AAA	4,950,270
13,000	0.000%, 12/15/23 – MBIA Insured	No Opt. Call	AAA	6,209,190
1,840	Oak Park, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 11/01/27 – XLCA Insured	11/15 at 54.13	AAA	649,833
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,
	Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – FSA Insured	No Opt. Call	AAA	27,047,498
3,500	5.750%, 6/01/23 – FSA Insured	No Opt. Call	AAA	4,190,515
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,356,342
10,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aaa	5,089,100
	Bonds, Series 2006, 0.000%, 1/01/23 – FSA Insured
4,500	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	Aaa	2,958,390
	0.000%, 11/01/18 – FSA Insured

178,965	Total Illinois			164,426,062

	Indiana – 5.9% (3.9% of Total Investments)
8,755	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Charity Obligated Group,	11/09 at 101.00	AAA	9,346,138
	Series 1999D, 5.500%, 11/15/24 (Pre-refunded 11/15/09) – MBIA Insured
8,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	8,721,200
	Group, Series 2000A, 5.500%, 2/15/26 (Pre-refunded 8/15/10) – MBIA Insured
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB–	1,885,320
	Indiana, Series 2007, 5.500%, 3/01/37
3,870	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds,	1/17 at 100.00	Aaa	3,263,803
	Series 2007A-1, Drivers 1847, 9.531%, 7/01/32 (Alternative Minimum Tax) (IF)
6,675	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AAA	6,744,086
	MBIA Insured
4,190	Indianapolis, Indiana, Economic Development Revenue Bonds, Park Tudor Foundation Inc.,	6/09 at 101.00	Aa3 (4)	4,427,824
	Project, Series 1999, 5.700%, 6/01/24 (Pre-refunded 6/01/09)

33,490	Total Indiana			34,388,371

	Iowa – 1.1% (0.7% of Total Investments)
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	6,562,570
	5.625%, 6/01/46

	Kansas – 0.8% (0.5% of Total Investments)
3,825	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 1999, 4.000%, 10/01/18 –	4/08 at 100.50	Aaa	3,828,710
	FGIC Insured
1,000	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,	12/15 at 100.00	N/R	1,001,540
	Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20

4,825	Total Kansas			4,830,250

	Kentucky – 1.7% (1.1% of Total Investments)
3,030	Hardin County School District Finance Corporation, Kentucky, School Building Revenue Bonds,	2/10 at 101.00	Aa3 (4)	3,261,219
	Series 2000, 5.750%, 2/01/20 (Pre-refunded 2/01/10)
	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and
	Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
1,850	5.850%, 10/01/17	4/08 at 102.00	BB–	1,850,204
5,000	5.875%, 10/01/22	4/08 at 102.00	BB–	4,889,100

9,880	Total Kentucky			10,000,523

	Louisiana – 6.5% (4.2% of Total Investments)
2,245	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2000B, 5.625%,	5/10 at 101.50	Aaa	2,438,901
	5/01/25 (Pre-refunded 5/01/10) – FGIC Insured
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/12 at 105.00	Aaa	1,903,930
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
5,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	5,485,837
	2004, 5.250%, 7/01/33 – MBIA Insured
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	9,069,480
	Series 2007A, 5.500%, 5/15/47
5,445	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, 4.500%, 5/01/41 –	5/16 at 100.00	AAA	5,059,603
	FGIC Insured (UB)
13,570	Louisiana Transportation Authority, Senior Lien Toll Road Revenue Bonds, Series 2005B, 0.000%,	12/10 at 38.73	AAA	4,489,906
	12/01/28 – AMBAC Insured
9,545	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	9,310,766
	Series 2001B, 5.500%, 5/15/30

46,905	Total Louisiana			37,758,423

	Massachusetts – 1.5% (1.0% of Total Investments)
1,470	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,	9/12 at 102.00	N/R	1,412,538
	Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AAA	4,686,308
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
785	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	3/08 at 101.00	AAA	794,122
	1996A, 5.875%, 9/01/23 – MBIA Insured (Alternative Minimum Tax)
2,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/09 at 100.00	AAA	2,023,840
	1997A, 5.125%, 1/01/17 – MBIA Insured

8,620	Total Massachusetts			8,916,808

	Michigan – 3.5% (2.3% of Total Investments)
2,435	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%,	7/11 at 100.00	Aaa	2,655,855
	7/01/33 (Pre-refunded 7/01/11) – FGIC Insured
15,255	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	13,913,933
	Obligated Group, Series 1998A, 5.250%, 8/15/28
4,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport,	12/08 at 101.00	AAA	4,079,240
	Series 1998A, 5.375%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)

21,690	Total Michigan			20,649,028

	Minnesota – 0.2% (0.1% of Total Investments)
845	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1998H-1, 5.650%,	1/10 at 101.00	AA+	872,961
	7/01/31 (Alternative Minimum Tax)

	Missouri – 2.3% (1.5% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AAA	2,706,270
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AAA	1,722,150
2,185	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	2,308,103
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
2,185	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	2,399,174
3,670	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	4,027,238

20,040	Total Missouri			13,162,935

	Montana – 0.3% (0.2% of Total Investments)
815	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	12/09 at 100.00	AA+	839,401
	(Alternative Minimum Tax)
1,000	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds,	12/09 at 100.00	A2	1,020,480
	Subordinate Series 1999B, 6.400%, 12/01/32 (Alternative Minimum Tax)

1,815	Total Montana			1,859,881

	Nebraska – 0.2% (0.1% of Total Investments)
1,100	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5A,	No Opt. Call	Aaa	1,143,043
	6.200%, 6/01/13 – MBIA Insured (Alternative Minimum Tax)

	Nevada – 4.9% (3.2% of Total Investments)
2,115	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/11 at 100.00	Aaa	2,306,175
	Series 2001, 5.300%, 6/01/19 (Pre-refunded 6/01/11) – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
8,000	0.000%, 1/01/19 – AMBAC Insured	No Opt. Call	AAA	4,251,760
4,000	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	AAA	4,278,320
3,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	2,629,440
15,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	A	15,099,000
	Series 2007B, 5.250%, 7/01/31 (UB)

32,115	Total Nevada			28,564,695

	New Hampshire – 0.1% (0.1% of Total Investments)
695	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds,	7/08 at 100.00	Aa2	717,011
	Series 1995D, 6.550%, 7/01/26 (Alternative Minimum Tax)

	New Jersey – 5.9% (3.8% of Total Investments)
565	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,	8/11 at 100.00	AAA	569,650
	Jersey City Medical Center, Series 2001, 4.800%, 8/01/21 – AMBAC Insured
1,830	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	AAA	1,907,848
	6.000%, 6/01/13 – MBIA Insured (Alternative Minimum Tax)
4,130	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	4,595,079
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A,	No Opt. Call	AA–	4,716,320
	5.750%, 6/15/18
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	6,990,800
	0.000%, 12/15/28 – AMBAC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
9,305	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	10,236,989
3,165	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,612,025
1,365	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	1,637,072
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)

44,360	Total New Jersey			34,265,783

	New Mexico – 0.7% (0.5% of Total Investments)
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 5.000%,	7/14 at 100.00	AAA	4,120,360
	7/01/32 – FSA Insured

	New York – 12.2% (8.0% of Total Investments)
2,170	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	7/08 at 101.00	AA	2,218,261
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%,
	7/01/17 – RAAI Insured
7,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	2/08 at 101.50	AAA	7,625,925
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – MBIA Insured
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	5,103,450
	5.250%, 12/01/26 (Pre-refunded 6/01/08) – FSA Insured
	Nassau County, New York, General Obligation Improvement Bonds, Series 1999B:
4,005	5.250%, 6/01/19 (Pre-refunded 6/01/09) – AMBAC Insured	6/09 at 102.00	AAA	4,252,109
7,005	5.250%, 6/01/21 (Pre-refunded 6/01/09) – AMBAC Insured	6/09 at 102.00	AAA	7,437,209
6,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B	6,480,060
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,174,500
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 – FSA Insured
8,800	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	9,110,904
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/32 – AMBAC Insured
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/09 at 101.00	AAA	10,656,900
	Series 2000A, 5.750%, 8/15/24 (Pre-refunded 8/15/09)
	New York City, New York, General Obligation Bonds, Fiscal Series 1998F:
890	5.250%, 8/01/14 – AMBAC Insured	2/08 at 101.00	AAA	900,965
1,775	5.375%, 8/01/19 – MBIA Insured	2/08 at 101.00	AAA	1,797,117
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	6/08 at 102.00	AAA	10,215,200
	Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – MBIA Insured (Alternative Minimum Tax)

68,145	Total New York			70,972,600

	North Carolina – 0.7% (0.5% of Total Investments)
3,830	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA– (4)	4,252,755
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)

	Ohio – 5.3% (3.5% of Total Investments)
2,300	Amherst Exempted Village School District, Ohio, Unlimited Tax General Obligation School	12/11 at 100.00	Aaa	2,518,868
	Improvement Bonds, Series 2001, 5.125%, 12/01/21 (Pre-refunded 12/01/11) – FGIC Insured
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
180	5.125%, 6/01/24	6/17 at 100.00	BBB	174,184
1,800	5.875%, 6/01/30	6/17 at 100.00	BBB	1,790,964
1,740	5.750%, 6/01/34	6/17 at 100.00	BBB	1,677,047
3,930	5.875%, 6/01/47	6/17 at 100.00	BBB	3,795,476
3,635	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	7/08 at 100.00	Aa2	3,635,945
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	3,666,243
	5.000%, 5/01/30
12,300	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	12,455,718
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
1,115	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	6/08 at 101.00	Aa2	1,128,904

30,650	Total Ohio			30,843,349

	Oregon – 0.4% (0.3% of Total Investments)
2,355	Portland, Oregon, Downtown Waterfront Urban Renewal and Redevelopment Revenue Bonds, Series	6/10 at 101.00	Aaa	2,500,939
	2000A, 5.500%, 6/15/20 – AMBAC Insured

	Pennsylvania – 5.2% (3.3% of Total Investments)
3,480	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	AAA	4,170,014
	Allegheny Health System, Series 2000B, 9.250%, 11/15/22 (Pre-refunded 11/15/10)
1,425	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	1,466,795
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10
	(Alternative Minimum Tax)
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 96A, 4.650%,	10/16 at 100.00	AA+	1,396,620
	10/01/31 (Alternative Minimum Tax)
18,900	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 1998A, 5.500%, 6/15/18 –	6/08 at 102.00	Aaa	19,343,394
	FGIC Insured (Alternative Minimum Tax)
3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	Aaa	3,616,105
	8/01/16 (Pre-refunded 8/01/12) – FGIC Insured

28,510	Total Pennsylvania			29,992,928

	Puerto Rico – 2.5% (1.6% of Total Investments)
12,500	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	No Opt. Call	AA	12,515,250
	4.500%, 12/01/23
12,845	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	Aaa	1,968,368
	0.000%, 7/01/42 – FGIC Insured

25,345	Total Puerto Rico			14,483,618

	Rhode Island – 3.5% (2.3% of Total Investments)
2,015	Central Falls, Rhode Island, General Obligation School Bonds, Series 1999, 6.250%, 5/15/20 -	5/09 at 102.00	AA	2,099,791
	RAAI Insured
3,500	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal	4/10 at 101.00	Aaa	3,785,810
	Building Projects, Series 1999A, 5.750%, 4/01/29 (Pre-refunded 4/01/10) – AMBAC Insured
	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program,
	Residual Trust 1038:
1,000	10.635%, 10/01/27 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,056,380
670	10.590%, 10/01/32 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	684,284
12,500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	12,559,500
	Series 2002A, 6.125%, 6/01/32

19,685	Total Rhode Island			20,185,765

	South Carolina – 0.3% (0.2% of Total Investments)
1,500	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 2001, 5.000%, 5/01/31 –	5/11 at 101.00	AAA	1,502,445
	AMBAC Insured

	Tennessee – 2.1% (1.4% of Total Investments)
6,400	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	3/10 at 101.00	AAA	6,668,352
	6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)
2,425	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001B,	3/11 at 100.00	AAA	2,466,540
	5.125%, 3/01/26 – FSA Insured
1,910	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	1,821,682
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	1,435,395
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46

12,235	Total Tennessee			12,391,969

	Texas – 14.7% (9.6% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa1	2,653,952
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
4,675	Carrollton-Farmers Branch Independent School District, Dallas County, Texas, Unlimited Tax	2/09 at 100.00	AAA	4,862,842
	School Building Bonds, Series 1999, 6.000%, 2/15/20 (Pre-refunded 2/15/09)
2,820	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	Aaa	2,787,062
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and
	Refunding Bonds, Series 1999:
1,535	0.000%, 8/15/20	8/09 at 52.47	AAA	763,678
2,100	0.000%, 8/15/21	8/09 at 49.48	AAA	980,742
2,200	0.000%, 8/15/23	8/09 at 52.47	AAA	913,770
2,100	0.000%, 8/15/24	8/09 at 41.50	AAA	822,549
2,200	0.000%, 8/15/25	8/09 at 39.14	AAA	811,184
2,095	0.000%, 8/15/26	8/09 at 36.91	AAA	728,243
	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and
	Refunding Bonds, Series 1999:
3,595	0.000%, 8/15/20 (Pre-refunded 8/15/09)	8/09 at 52.47	N/R (4)	1,822,377
4,900	0.000%, 8/15/21 (Pre-refunded 8/15/09)	8/09 at 49.48	N/R (4)	2,342,445
5,145	0.000%, 8/15/23 (Pre-refunded 8/15/09)	8/09 at 44.01	N/R (4)	2,187,448
4,900	0.000%, 8/15/24 (Pre-refunded 8/15/09)	8/09 at 41.50	N/R (4)	1,964,606
5,150	0.000%, 8/15/25 (Pre-refunded 8/15/09)	8/09 at 39.14	N/R (4)	1,947,267
4,905	0.000%, 8/15/26 (Pre-refunded 8/15/09)	8/09 at 36.91	N/R (4)	1,749,025
820	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	894,308
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus
	Health, Series 1999A:
12,240	5.375%, 7/01/24 (Pre-refunded 7/01/09) – MBIA Insured	7/09 at 101.00	AAA	12,912,588
11,180	5.375%, 7/01/29 (Pre-refunded 7/01/09) – MBIA Insured	7/09 at 101.00	AAA	11,794,341
2,205	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	No Opt. Call	AAA	1,266,949
	2001A, 0.000%, 11/15/20 – MBIA Insured
2,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	753,800
	Project, Series 2001B, 0.000%, 9/01/30 – AMBAC Insured
2,500	Jefferson County, Texas, Certificates of Obligation, Series 2000, 6.000%, 8/01/25	8/10 at 100.00	AAA	2,722,075
	(Pre-refunded 8/01/10) – FSA Insured
2,000	Laredo, Texas, Sports Venue Sales Tax Revenue Bonds, Series 2001, 5.300%, 3/15/26	3/09 at 100.00	Aaa	2,071,180
	(Pre-refunded 3/15/09) – FGIC Insured
30,095	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/12 at 27.94	AAA	6,988,661
	Bonds, Series 2004, 0.000%, 8/15/34
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 37.33	Aaa	2,318,962
	Bonds, Series 2005, 0.000%, 8/15/33 – FGIC Insured
33,160	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 26.50	AAA	6,183,345
	Bonds, Series 2006, 0.000%, 8/15/38
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – MBIA Insured	5/15 at 100.00	AAA	1,002,070
4,390	Tarrant County, Texas, Cultural & Educational Facilities Financing Corporation, Revenue Bonds, Series	2/17 at 100.00	AA–	4,242,891
	2007, Residuals 1760-3, 10.111%, 2/15/36 (IF)
7,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 34.92	AAA	1,583,680
	Series 2005, 0.000%, 8/15/35
	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/20	8/15 at 78.46	AAA	1,694,220
3,000	0.000%, 8/15/22	8/15 at 70.77	AAA	1,498,020

175,315	Total Texas			85,264,280

	Utah – 0.2% (0.1% of Total Investments)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999C-2, Class II:
285	5.700%, 7/01/19 (Alternative Minimum Tax)	1/10 at 101.50	Aaa	291,911
95	5.750%, 7/01/21 (Alternative Minimum Tax)	1/10 at 101.50	AA	97,278
65	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999D, 5.850%, 7/01/21	7/09 at 101.00	AA	66,637
	(Alternative Minimum Tax)
15	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999F, 6.300%, 7/01/21	7/09 at 101.50	Aa2	15,444
	(Alternative Minimum Tax)
780	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000F-2, Class III, 6.000%,	7/10 at 100.00	AA–	796,887
	1/01/15 (Alternative Minimum Tax)

1,240	Total Utah			1,268,157

	Virginia – 0.0% (0.0% of Total Investments)
3,395	Virginia Small Business Financing Authority, Industrial Development Water Revenue Bonds,	11/09 at 102.00	N/R	110,338
	S.I.L. Clean Water, LLC Project, Series 1999, 7.250%, 11/01/24 (Alternative Minimum Tax) (7)

	Washington – 11.1% (7.3% of Total Investments)
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	AAA	4,446,720
	2003A, 5.500%, 7/01/17 – XLCA Insured
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B:
1,755	6.000%, 9/01/15 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	1,839,679
2,590	6.000%, 9/01/16 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	2,713,388
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C:
875	6.000%, 9/01/15 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	917,219
1,260	6.000%, 9/01/16 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	1,320,026
9,760	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.625%, 1/01/21	1/11 at 101.00	AAA	10,725,069
	(Pre-refunded 1/01/11) – FSA Insured
6,935	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	7,149,430
	Series 2002, 6.500%, 6/01/26
11,605	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	7/09 at 100.00	AAA	12,010,015
	1999, 5.250%, 7/01/16 – MBIA Insured
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 –	No Opt. Call	AAA	2,281,786
	FSA Insured
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	10,768,089
18,470	0.000%, 1/01/21	No Opt. Call	AA+	10,634,282

78,250	Total Washington			64,805,703

	Wisconsin – 8.3% (5.4% of Total Investments)
650	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	662,877
	Bonds, Series 2002, 6.000%, 6/01/17
1,690	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 (Pre-refunded	11/14 at 100.00	Aaa	1,905,526
	11/01/14) – FSA Insured
560	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – FSA Insured	11/14 at 100.00	Aaa	581,224
3,810	La Crosse, Wisconsin, Industrial Development Revenue Refunding Bonds, Dairyland Power	12/08 at 102.00	Aaa	3,936,225
	Cooperative, Series 1997C, 5.550%, 2/01/15 – AMBAC Insured
7,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	7,485,582
	2006A, 5.000%, 11/15/36
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH Healthcare
	Development Inc., Series 1999:
8,375	6.250%, 11/15/20 (Pre-refunded 11/15/09)	11/09 at 101.00	N/R (4)	9,050,109
5,000	6.250%, 11/15/28 (Pre-refunded 11/15/09)	11/09 at 101.00	N/R (4)	5,403,050
4,180	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Kenosha Hospital and	5/09 at 101.00	A	4,239,105
	Medical Center Inc., Series 1999, 5.625%, 5/15/29
12,700	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Health System	8/09 at 101.00	Aaa	13,013,690
	Corporation, Series 1999, 5.500%, 8/15/25 – AMBAC Insured
2,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	2,010,180
	Services Inc., Series 2003A, 5.125%, 8/15/33

46,575	Total Wisconsin			48,287,568

$ 1,117,020	Total Municipal Bonds (cost $849,486,224) – 152.4%			887,038,488

Shares	Description (1)			Value

	Investment Companies – 0.1% (0.1% of Total Investments)
9,000	BlackRock MuniHoldings Fund Inc.			$141,120
32,332	Morgan Stanley Quality Municipal Income Trust			431,956

	Total Investment Companies (cost $531,086)			573,076

	Total Long-Term Investments (cost $850,017,310)			887,611,564

Principal
Amount (000)	Description (1)		Ratings (3)	Value

	Short-Term Investments – 0.4% (0.2% of Total Investments)
1,000	California Statewide Economic Recovery, Variable Rate Demand Obligations, Series 2004C-16,		A-1+	$1,000,000
	1.900% 7/01/23 – FSA Insured (5)
1,000	Moffat County, Colorado, Pollution Control Revenue Refunding Bonds, Pacificorp Projects,		A-1+	1,000,000
	Variable Rate Demand Obligations, Series 1994, 4.750%, 5/01/13 – AMBAC Insured (5)

$ 2,000	Total Short-Term Investments (cost $2,000,000)			2,000,000

	Total Investments (cost $852,017,310) – 152.9%			889,611,564

	Floating Rate Obligations – (4.9)%			(28,290,000)

	Other Assets Less Liabilities – 2.7%			15,614,408

	Preferred Shares, at Liquidation Value – (50.7)% (6)			(295,000,000)

	Net Assets Applicable to Common Shares – 100%			$581,935,972

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (33.2)%.
(7)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $822,353,617.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 51,645,759
Depreciation	(12,650,153)

Net unrealized appreciation (depreciation) of investments	$ 38,995,606

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.